Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Financial Statements to Form 5500 (Details) - EBP 333 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available as reported in the financial statements	$ 1,142,815	$ 1,025,322
Deemed distribution	(35)	(8)
Net assets available as reported in the Form 5500	$ 1,142,780	$ 1,025,314